Schedule of revenue (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue from contract with customers	$ 3,958,682	$ 4,153,947
EasyDNA Branded Tests [member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue from contract with customers	3,201,017	3,813,482
Affinity DNA Branded Tests [member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue from contract with customers	700,876	330,777
GeneType Branded Tests [member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue from contract with customers	$ 56,789	$ 9,688